Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statements of Operations (Unaudited)
REVENUE	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	4,750	7,500	23,301	27,489	35,185	39,618
Exploration expenses					15,899	16,698
Consulting fees	18,000	25,000	58,500	85,000	107,500	124,000
Insurance expense	0	0	0	6,935	6,935	19,863
Exploration expenses	15,331	6,320	19,470	13,398
Investor relations	0	19,250	0	56,639	67,161	116,434
Transfer agent and filing fees	5,629	1,037	14,742	8,319	12,920	18,742
Consulting fees - related party	18,000	25,000	58,500	85,000
Travel	522	1,022	3,660	1,908	7,228	15,962
General and administrative expenses	1,356	1,475	7,314	6,946	9,398	10,312
Writedown of mineral property					390,200	0
TOTAL OPERATING EXPENSES	45,588	61,604	126,987	206,634	652,426	361,629
LOSS FROM OPERATIONS	(45,588)	(61,604)	(126,987)	(206,634)	(652,426)	(361,629)
OTHER INCOME (EXPENSES)
Gain (Loss) on sale of marketable securities	0	0	0	(919)	(919)	54,133
Gain on sale of mineral property	0	0	0	443,308	443,308	202,901
Loss on investment	0	0	0	(10,000)	(10,000)	0
Interest income	0	0	0	140	140	102
TOTAL OTHER INCOME (EXPENSE)	0	0	0	432,529	432,529	257,136
INCOME (LOSS) BEFORE INCOME TAXES	(45,588)	(61,604)	(126,987)	225,895	(219,897)	(104,493)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET INCOME (LOSS)	$ (45,588)	$ (61,604)	$ (126,987)	$ 225,895	(219,897)	(104,493)
Gain on change in fair value of marketable securities					0	(771)
OTHER COMPREHENSIVE INCOME (LOSS)					$ (219,897)	$ (105,264)
NET INCOME (LOSS) PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	95,651,644	95,651,644	95,651,644	95,651,644	95,651,644	93,590,672